RELATED PARTY TRANSACTION: TREPPEL NOTE PAYABLE (Tables)	9 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Convertible Debt [Table Text Block]
The following table summarizes the relevant components of the valuation at issuance and as of the Balance Sheet Date:

	Issuance Date	Balance
	Nov 21, 2013	Sheet Date
Principal amount of Treppel Note	$600,000	$600,000
Conversion Rate	$0.099	$0.099
Underlying common shares into which the Treppel Note may convert	6,060,606	6,060,606

Closing price of Common Stock at valuation date	$0.099	$0.12
Treppel Note derivative liability at valuation date	$600,000	$727,273

Derivative expense from the change in fair value of the Treppel Note	$-0-	$127,273